Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities [Line Items]
Accrued employee related expenses	$ 1,370	$ 1,137
Accrued clinical and research and development costs	2,762	2,117
Deferred rent, current portion		143
Common stock warrant liability	3,135	630
Other accrued expenses	3,888	188
Total accrued expenses and other current liabilities	$ 11,155	$ 4,215